Significant Accounting Policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Options outstanding not included in computation of diluted earnings per share (in shares)									0.8	3.6	5.0
Numerator:
Net income attributable to 3M	$ 523	$ 1,429	$ 1,583	$ 1,323	$ 1,155	$ 1,329	$ 1,291	$ 1,275	$ 4,858	$ 5,050	$ 4,833
Denominator:
Denominator for weighted average 3M common shares outstanding - basic (in shares)									597.5	604.7	625.6
Dilution associated with the Company's stock-based compensation plans (in shares)									15.2	14.0	11.6
Denominator for weighted average 3M common shares outstanding - diluted (in shares)									612.7	618.7	637.2
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 0.88	$ 2.39	$ 2.65	$ 2.21	$ 1.93	$ 2.20	$ 2.13	$ 2.10	$ 8.13	$ 8.35	$ 7.72
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 0.85	$ 2.33	$ 2.58	$ 2.16	$ 1.88	$ 2.15	$ 2.08	$ 2.05	$ 7.93	$ 8.16	$ 7.58